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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22691

The First Western Funds Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, Ohio	45244
(Address of principal executive offices)	(Zip code)

John C. Swhear

c/o Ultimus Fund Solutions, LLC, 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45244
Name and address of agent for service)

Registrant's telephone number, including area code:	(513) 587-3400

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2017

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

FIRST WESTERN FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
November 30, 2017 (Unaudited)

U.S. TREASURY OBLIGATIONS - 8.0%	Coupon	Maturity	Par Value	Value
U.S. Treasury Bonds	6.250%	08/15/23	$1,150,000	$1,399,361
U.S. Treasury Bonds	2.375%	08/15/24	650,000	652,717
U.S. Treasury Notes	2.250%	11/15/24	500,000	497,852
U.S. Treasury Notes	2.250%	11/15/25	690,000	683,989
U.S. Treasury Notes	1.625%	02/15/26	650,000	613,387
U.S. Treasury Bonds	5.250%	02/15/29	1,000,000	1,273,164
Total U.S. Treasury Obligations (Cost $5,202,212)				$5,120,470

U.S. GOVERNMENT AGENCY OBLIGATIONS - 3.7%	Coupon	Maturity	Par Value	Value
Federal Home Loan Bank - 2.6%
Federal Home Loan Bank	2.625%	03/11/22	$300,000	$305,908
Federal Home Loan Bank	2.125%	03/10/23	350,000	347,540
Federal Home Loan Bank	3.250%	03/08/24	935,000	983,028
				1,636,476
Tennessee Valley Authority - 1.1%
Tennessee Valley Authority	7.125%	05/01/30	500,000	721,235

Total U.S. Government Agency Obligations (Cost $2,335,245)				$2,357,711

MORTGAGE-BACKED SECURITIES - 38.7%	Coupon	Maturity	Par Value	Value
Commercial - 30.6%
ABN AMRO Mortgage Corporation, Series 2003-12-1A	5.000%	12/25/33	$230,550	$234,432
ACE Securities Corporation, Series 2005-SD1-M1 (1MO LIBOR + 75) (a)	1.987%	11/25/50	1,863	1,864
Bank of America Funding Corporation, Series 2004-A-3A1 (a)	3.621%	02/25/34	265,862	268,465
Bank of America Funding Corporation, Series 2005-E-4A1 (a)	3.449%	03/20/35	108,311	109,952
Bear Stearns ALT-A Trust, Series 2003-6-2A1 (a)	3.441%	01/25/34	519,022	519,703
Bear Stearns ALT-A Trust, Series 2004-11-1A1 (1MO LIBOR + 68) (a)	1.917%	11/25/34	130,784	129,875
Centex Home Equity Loan Trust, Series 2004-D-AF6 (b)	5.170%	09/25/34	18,202	18,479

FIRST WESTERN FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES - 38.7% (Continued)	Coupon	Maturity	Par Value	Value
Commercial - 30.6% (Continued)
Citigroup Mortgage Loan Trust, Inc., 144A, Series 2004-RR2-A (a)	3.237%	05/25/34	$542,847	$552,158
COLT Funding, LLC, 144A, Series 2017-2-A1A	2.415%	10/25/47	629,317	630,382
Countrywide Asset-Backed Certificates, Series 2004-6-2A3 (1MO LIBOR + 120) (a)	2.437%	11/25/34	471,061	470,375
Countrywide Asset-Backed Certificates, Series 2005-1-AF5A	5.497%	07/25/35	310,111	319,863
Countrywide Home Loans, Inc., Series 2003-49-A9 (a)	3.560%	12/19/33	159,030	161,686
CS First Boston Mortgage Securities Company, Series 2002-AR31-4A2 (a)	3.701%	11/25/32	215,559	215,838
CS First Boston Mortgage Securities Company, Series 2003-11-1A31	5.500%	06/25/33	70,252	71,567
FRS, LLC, 144A, Series 2013-1A-A1	1.800%	04/15/43	117,241	116,650
Goldman Sachs Alternative Mortgage Products Trust, Series 2004-OPT-A4 (1MO LIBOR + 90) (a)	2.137%	11/25/34	281,499	282,591
Goldman Sachs Alternative Mortgage Products Trust, 144A, Series 2005-SEA2-A1 (1MO LIBOR + 35) (a)	1.677%	01/25/45	75,468	75,247
GSAA Home Equity Trust, Series 2004-11-2A1 (1MO LIBOR + 66) (a)	1.897%	12/25/34	159,223	160,355
HarborView Mortgage Loan Trust, Series 2003-1-A (a)	3.278%	05/19/33	173,837	176,130
Impac CMB Trust, Series 2004-10-4A2 (1MO LIBOR + 94) (a)	2.177%	03/25/35	245,813	238,921
Impac CMB Trust, Series 2005-4-2A1 (1MO LIBOR + 60) (a)	1.927%	05/25/35	496,816	491,673
Impac CMB Trust, Series 2007-A-A (1MO LIBOR + 25) (a)	1.737%	05/25/37	755,371	740,516
Impac Secured Assets Corporation, Series 2003-3-A1 (a)	4.842%	08/25/33	86,574	88,564
Impac Secured Assets Corporation, Series 2006-1-2A1 (3MO LIBOR + 35) (a)	1.587%	05/25/36	602,390	572,418
JPMorgan Alternative Loan Trust, Series 2005-A2-1A1 (1MO LIBOR + 52) (a)	1.757%	01/25/36	388,442	384,094

FIRST WESTERN FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES - 38.7% (Continued)	Coupon	Maturity	Par Value	Value
Commercial - 30.6% (Continued)
JPMorgan Mortgage Trust, Series 2003-A1 (a)	3.087%	10/25/33	$382,299	$386,053
JPMorgan Mortgage Trust, Series 2004-A1-4A1 (a)	3.041%	02/25/34	325,286	322,669
JPMorgan Mortgage Trust, Series 2004-A3-SF3 (a)	3.059%	06/25/34	308,997	306,332
JPMorgan Mortgage Trust, Series 2004-A5-2A1 (a)	3.290%	12/25/34	118,596	121,219
JPMorgan Mortgage Trust, Series 2013-3-A3 (a)	3.412%	07/25/43	258,965	258,733
JPMorgan Mortgage Trust, 144A, Series 2017-2-A3	3.500%	05/25/47	511,077	517,326
JPMorgan Re-REMIC, 144A, Series 2010-8-1A5 (6MO LIBOR + 200) (a)	3.490%	06/26/45	600,000	596,605
Long Beach Mortgage Loan Trust, Series 2004-4-1A1 (1MO LIBOR + 56) (a)	1.797%	10/25/34	541,147	539,209
Master Adjustable Rate Mortgages Trust, Series 2003-3-2A1 (a)	4.054%	09/25/33	262,547	261,141
Master Asset Securitization Trust, Series 2004-1-3A7	5.250%	01/25/34	223,535	227,362
Merrill Lynch Mortgage Investors Trust, Series 2004-A3-1A (a)	3.756%	05/25/34	337,650	335,967
Merrill Lynch Mortgage Investors Trust, Series 2005-A1-1A (a)	3.781%	12/25/34	615,184	629,699
Nationstar Mortgage Loan Trust, 144A, Series 2013-A-A	3.750%	12/25/52	167,018	172,117
New Century Home Equity Loan Trust, Series 2005-A-A4W (b)	4.587%	08/25/35	362,126	375,898
New Residential Mortgage Loan Trust, 144A, Series 2017-3A-A1	4.000%	04/25/57	522,189	538,688
Opteum Mortgage Acceptance Corporation, Series 2005-5-2AD2	5.850%	12/25/35	270,444	275,702
Sequoia Mortgage Trust, Series 2003-8-A1 (1MO LIBOR + 64) (a)	1.878%	01/20/34	319,784	311,067
Sequoia Mortgage Trust, Series 2004-6-A2 (1MO LIBOR + 56) (a)	1.842%	07/20/34	427,955	404,250
Sequoia Mortgage Trust, Series 2012-3-A2	3.000%	07/25/42	180,464	179,287
Sequoia Mortgage Trust, Series 2012-4-A2 (a)	2.999%	09/25/42	149,574	148,131

FIRST WESTERN FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES - 38.7% (Continued)	Coupon	Maturity	Par Value	Value
Commercial - 30.6% (Continued)
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1-4A4 (a)	3.450%	02/25/34	$344,530	$347,034
Structured Asset Investment Loan Trust, Series 2003-BC9-3A2 (1MO LIBOR + 96) (a)	2.197%	08/25/33	221,299	222,318
Structured Asset Mortgage Investments II Trust, Series 2004-AR6-A1A (1MO LIBOR + 70) (a)	1.937%	02/19/35	501,080	495,634
Structured Asset Mortgage Investments, Inc., Series 2003-AR4-A1 (1MO LIBOR + 70) (a)	1.937%	01/19/34	83,493	81,424
Structured Asset Mortgage Investments, Inc., Series 2004-AR4-1A1 (1MO LIBOR + 70) (a)	1.937%	12/19/34	344,447	352,637
Structured Asset Securities Corporation, Series 1998-11-2B1 (a)	3.726%	01/25/32	65,654	66,011
Structured Asset Securities Corporation, Series 1998-11-2B2 (a)	3.726%	01/26/32	55,535	54,390
Structured Asset Securities Corporation, Series 2003-9A-2A1 (a)	3.265%	03/25/33	288,633	288,236
Structured Asset Securities Corporation, Series 2003-29-3A1 (a)	4.865%	09/25/33	386,797	385,244
Structured Asset Securities Corporation, Series 2003-29-5A2	5.250%	09/25/33	98,539	99,380
Wa-Mu Mortgage Pass-Through Certificates, Series 2003-S3-3A1	5.500%	05/25/33	110,019	116,523
Wa-Mu Mortgage Pass-Through Certificates, Series 2003-AR7-A7 (a)	3.126%	08/25/33	179,920	181,695
Wa-Mu Mortgage Pass-Through Certificates, Series 2003-AR8-A (a)	3.216%	08/25/33	672,204	680,290
Wa-Mu Mortgage Pass-Through Certificates, Series 2002-AR2-A (COF 11 + 125) (a)	1.982%	02/27/34	212,249	209,512
Wells Fargo Alternative Loan Trust, Series 2002-1-1A1	6.250%	08/25/32	770,228	794,942
Wells Fargo Mortgage-Backed Securities, Series 2003-G-A1 (a)	3.364%	06/25/33	6,727	6,787
Wells Fargo Mortgage-Backed Securities, Series 2003-J-2A7 (a)	3.483%	10/25/33	325,816	330,091
Wells Fargo Mortgage-Backed Securities, Series 2003-K-1A2 (a)	3.566%	11/25/33	266,053	270,253

FIRST WESTERN FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES - 38.7% (Continued)	Coupon	Maturity	Par Value	Value
Commercial - 30.6% (Continued)
Wendy's Funding, LLC, 144A, Series 2015-1A-A2I	3.371%	06/15/45	$612,500	$615,434
				19,537,088
Federal Home Loan Mortgage Corporation - 3.7%
FHLMC, Series 2999-ND	4.500%	07/15/20	24,905	25,380
FHLMC, Series 2515-UP	5.500%	10/15/22	75,731	79,572
FHLMC, Series 2690-TV	4.500%	11/15/25	11,079	11,082
FHLMC, Series 3827-HA	3.500%	11/15/25	202,881	210,489
FHLMC, Series 4011-ML	3.000%	03/15/27	500,000	495,641
FHLMC, Series 2569-LD	5.500%	02/15/33	115,781	128,633
FHLMC, Series 3793-UA	4.000%	06/15/33	104,296	108,963
FHLMC, Series 2785-GD	4.500%	10/15/33	2,270	2,274
FHLMC, Series 3017-MK	5.000%	12/15/34	4,706	4,771
FHLMC, Series 4011-NP	3.000%	07/15/39	64,632	64,692
FHLMC, Series 3919-BG	3.000%	08/15/39	571,296	577,335
FHLMC, Series 3843-JA	4.000%	04/15/40	96,145	100,174
FHLMC, Series 4017-MA	3.000%	03/15/41	90,377	90,868
FHLMC, Series 4077-AP	4.000%	01/15/42	224,742	231,875
FHLMC, Series 4183-PA	3.500%	01/15/43	245,331	252,077
				2,383,826
Federal National Mortgage Association - 2.7%
FNMA, Series 2003-89-LC	4.500%	09/25/18	6,081	6,133
FNMA, Series 2003-83-PG	5.000%	06/25/23	9,099	9,212
FNMA, Series 2015-M11-A1	2.097%	04/25/25	306,356	304,613
FNMA, Series 2005-80-BA	5.000%	04/25/29	77,801	82,515
FNMA, Series 2009-96-DB	4.000%	11/25/29	375,259	394,812
FNMA, Pool #MA1201	3.500%	10/01/32	343,481	356,984
FNMA, Pool #MA0584	4.500%	10/01/40	55,887	58,337
FNMA, Series 2014-80-KA	2.000%	03/25/44	172,366	164,700
FNMA, Series 2016-89-CG	3.000%	04/25/46	348,002	352,342
FNMA, Series 2011-100-QM	4.000%	10/25/50	5,588	5,594
				1,735,242
Government National Mortgage Association - 1.5%
GNMA, Series 2009-104-KA	4.500%	08/16/39	192,969	201,349
GNMA, Series 2011-159-EA	4.000%	10/20/40	120	120
GNMA, Series 2011-138-PX	4.000%	06/20/41	55,177	56,966
GNMA, Series 2015-185 P	2.750%	11/20/42	661,031	661,749
				920,184

FIRST WESTERN FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES - 38.7% (Continued)	Coupon	Maturity	Par Value	Value
Small Business Administration - 0.2%
SBA, Series 2009-20A-1	5.720%	01/01/29	$120,009	$130,240

Total Mortgage-Backed Securities (Cost $24,474,056)				$24,706,580

MUNICIPAL BONDS - 2.5%	Coupon	Maturity	Par Value	Value
ABAG California Finance Authority for Nonprofit Corporations, Revenue Bond, Series 2017-B	2.500%	09/02/21	$175,000	$173,484
California State Housing Finance Agency, Revenue Bond	3.650%	08/01/25	650,000	670,943
Florida State Department of Environmental Protection, Series B, Preservation Revenue	6.026%	07/01/21	350,000	371,326
New Jersey State Economic Development Authority, Revenue Bond	3.882%	06/15/19	400,000	405,592
Total Municipal Bonds (Cost $1,582,834)				$1,621,345

ASSET-BACKED SECURITIES - 2.2%	Coupon	Maturity	Par Value	Value
DB Master Finance, LLC, 144A, Series 2015-1A-A2II	3.980%	02/20/45	$583,500	$593,840
Domino's Pizza Master Issuer, LLC, 144A, Series 2015-1A	3.484%	10/25/45	812,625	817,826
Total Asset-Backed Securities (Cost $1,409,174)				$1,411,666

CORPORATE BONDS - 41.3%	Coupon	Maturity	Par Value	Value
Consumer Discretionary - 3.1%
AutoNation, Inc.	3.500%	11/15/24	$645,000	$638,921
eBay, Inc.	3.600%	06/05/27	550,000	546,026
International Game Technology	5.500%	06/15/20	368,000	390,080
QVC, Inc.	5.950%	03/15/43	435,000	424,677
				1,999,704
Consumer Staples - 0.9%
Anheuser-Busch InBev S.A./N.V.	3.300%	02/01/23	550,000	563,914

Energy - 1.9%
Kinder Morgan Energy Partners, L.P.	4.250%	09/01/24	500,000	519,405

FIRST WESTERN FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 41.3% (Continued)	Coupon	Maturity	Par Value	Value
Energy - 1.9% (Continued)
Magellan Midstream Partners L.P.	5.000%	03/01/26	$630,000	$698,282
				1,217,687
Financials - 15.2%
Air Lease Corporation	4.250%	09/15/24	570,000	599,309
Aircastle Ltd.	7.625%	04/15/20	250,000	274,375
Ares Capital Corporation	3.625%	01/19/22	565,000	568,417
Ares Capital Corporation	3.500%	02/10/23	135,000	132,907
Aspen Insurance Holdings Ltd.	4.650%	11/15/23	610,000	650,133
Aviation Capital Group, LLC, 144A	3.500%	11/01/27	630,000	617,618
Bank of America Corporation	4.250%	10/22/26	650,000	682,060
Drawbridge Special Opportunities Fund, L.P., 144A	5.000%	08/01/21	555,000	573,745
Fairfax Financial Holdings Ltd., 144A	4.875%	08/13/24	600,000	627,300
Fidelity National Information Services, Inc.	3.000%	08/15/26	650,000	624,976
Icahn Enterprises, L.P.	6.250%	02/01/22	400,000	416,000
International Lease Finance Corporation	4.625%	04/15/21	475,000	500,298
JPMorgan Chase & Company	3.125%	01/23/25	650,000	651,412
Morgan Stanley	4.100%	05/22/23	520,000	542,165
Park Aerospace Holdings, 144A	4.500%	03/15/23	300,000	291,000
Raymond James Financial, Inc.	3.625%	09/15/26	625,000	626,381
SVB Financial Group	3.500%	01/29/25	625,000	627,054
Wells Fargo & Company	4.300%	07/22/27	650,000	684,662
				9,689,812
Health Care - 2.8%
Actavis Funding SCS	3.450%	03/15/22	625,000	635,636
Fresenius Medical Care U.S. Finance II, Inc., 144A	4.750%	10/15/24	550,000	593,632
HCA Healthcare, Inc.	5.500%	06/15/47	575,000	582,187
				1,811,455
Industrials - 3.3%
Air Canada Pass-Through Certificates, 144A, Series 2013-1B	5.375%	11/15/22	654,600	688,148
American Airlines Group Pass-Through Certificates, 144A, Series 2013-1B	5.625%	01/15/21	470,445	495,144
United Airlines, Inc., Series 2016-1B	3.650%	07/07/27	635,000	634,092
US Airways, Inc., Pass-Through Certificates, Series 2012-2	4.625%	12/03/26	247,319	264,037
				2,081,421
Information Technology - 4.0%
Activison Blizzard, Inc.	3.400%	09/15/26	655,000	658,421
Autodesk, Inc.	4.375%	06/15/25	600,000	634,338
Baidu, Inc.	3.000%	06/30/20	560,000	563,563

FIRST WESTERN FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 41.3% (Continued)	Coupon	Maturity	Par Value	Value
Information Technology - 4.0% (Continued)
CA, Inc.	4.500%	08/15/23	$673,000	$699,565
				2,555,887
Materials - 1.5%
Olin Corporation	5.500%	08/15/22	325,000	349,375
Westlake Chemical Corporation	3.600%	08/15/26	615,000	616,701
				966,076
Real Estate – 4.0%
American Campus Communities, Inc.	4.125%	07/01/24	660,000	687,904
AvalonBay Communities, Inc.	3.500%	11/15/24	600,000	616,551
Crown Castle International Corporation	4.000%	03/01/27	700,000	712,849
Healthcare Trust of America Holdings, L.P.	3.700%	04/15/23	500,000	512,804
				2,530,108
Telecommunication Services - 4.6%
American Tower Trust I, 144A	3.070%	03/15/48	500,000	499,829
AT&T, Inc.	4.250%	03/01/27	675,000	690,325
CBS Corporation	2.900%	01/15/27	625,000	583,491
Charter Communications Operating, LLC	4.464%	07/23/22	470,000	490,013
Sprint Spectrum, L.P., 144A	3.360%	03/20/23	650,000	655,070
				2,918,728

Total Corporate Bonds (Cost $26,035,843)				$26,334,792

FIRST WESTERN FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 3.0%	Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Shares, 0.98% (c) (Cost $1,888,706)	1,888,706	$1,888,706

Total Investments at Value - 99.4% (Cost $62,928,070)		$63,441,270

Other Assets in Excess of Liabilities - 0.6%		352,594

Net Assets - 100.0%		$63,793,864

144A -
This is a restricted security that was sold in a transaction under Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $10,267,759 at November 30, 2017, representing 16.1% of net assets (Note 6).

(a)
Variable rate security. The rate shown is the effective interest rate as of November 30, 2017. The benchmark on which the rate is calculated is shown parenthetically; otherwise, the rate fluctuations may be based on index changes, prepayment of underlying positions and/or other variables.

(b)	Step coupon.
(c)	The rate shown is the 7-day effective yield as of November 30, 2017.

COF 11 – Cost of funds for the 11th District of San Francisco LIBOR – London interbank offered rate See accompanying notes to Schedules of Investments.

FIRST WESTERN SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS
November 30, 2017 (Unaudited)

U.S. TREASURY OBLIGATIONS - 1.3%	Coupon	Maturity	Par Value	Value
U.S. Treasury Bonds	1.250%	04/30/19	$1,000,000	$993,008
U.S. Treasury Bonds	1.500%	05/15/20	700,000	693,957
Total U.S. Treasury Obligations (Cost $1,701,067)				$1,686,965

MORTGAGE-BACKED SECURITIES - 44.1%	Coupon	Maturity	Par Value	Value
Commercial - 23.8%
Accredited Mortgage Loan Trust, Series 2004-3-2A2 (1MO LIBOR + 120) (a)	2.437%	10/25/34	$289,543	$295,597
ACE Securities Corporation, Series 2003-NC1-A2A (1MO LIBOR + 84) (a)	2.077%	07/25/33	234,621	203,376
ACE Securities Corporation, Series 2005-SD1-M1 (1MO LIBOR + 75) (a)	1.987%	11/25/50	1,491	1,492
Adjustable Rate Mortgage Trust, Series 2005-3 (1MO LIBOR + 32) (a)	1.557%	07/25/35	288,364	286,714
Adjustable Rate Mortgage Trust, Series 2005-3-8A2 (1MO LIBOR + 24) (a)	1.477%	07/25/35	229,300	229,071
American General Mortgage Loan Trust, 144A, Series 2006-1-A5 (a)	5.750%	12/25/35	76,904	79,167
American Home Mortgage Investment Trust, Series 2004-3-6A1 (b)	4.820%	10/25/34	234,568	237,764
American Home Mortgage Investment Trust, Series 2005-1-5A1 (1MO LIBOR + 200) (a)	3.490%	06/25/45	81,576	81,877
Bank of America Funding Corporation, Series 2005-E-4A1 (a)	3.449%	03/20/35	454,071	460,949
Bear Stearns ALT-A Trust, Series 2004-11-1A1 (1MO LIBOR + 68) (a)	1.917%	11/25/34	24,522	24,351
Centex Home Equity Loan Trust, Series 2004-D-AF6 (b)	5.170%	09/25/34	8,191	8,315
CIT Equipment Collateral, 144A, Series 2014-VT1C	2.650%	10/20/22	750,000	751,596
Citigroup Mortgage Loan Trust, Inc., Series 2005-6-A1 (H15T1Y + 2.10) (a)	3.409%	09/25/35	462,079	467,155
COLT Funding, LLC, 144A, Series 2017-2-A1A	2.415%	10/25/47	1,161,815	1,163,782

FIRST WESTERN SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES - 44.1% (Continued)	Coupon	Maturity	Par Value	Value
Commercial - 23.8% (Continued)
Countrywide Asset-Backed Certificates, Series 2004-6-2A3 (1MO LIBOR + 120) (a)	2.437%	11/25/34	$480,953	$480,253
Countrywide Home Loans, Inc., Series 2003-15-2A1	5.000%	06/25/18	43,020	31,843
Countrywide Home Loans, Inc., Series 2004-J7	5.000%	09/25/19	116,489	117,372
Countrywide Home Loans, Inc., Series 2004-6-2A5 (1MO LIBOR + 78) (a)	2.017%	11/25/34	579,433	574,819
Credit Suisse First Boston Mortgage Securitization, Series 2004-6-2A1	4.750%	09/25/19	252,821	253,092
Credit Suisse First Boston Mortgage Securitization, Series 2004-AR2-2A1 (a)	3.496%	03/25/34	847,473	865,650
Credit Suisse First Boston Mortgage Securitization, Series 2004-AR8-2A1 (a)	3.347%	09/25/34	655,322	653,079
Credit Suisse First Boston Mortgage Securitization, Series 2005-6-1A2 (1MO LIBOR + 27) (a)	1.507%	07/25/35	42,504	42,131
Credit Suisse Mortgage Trust, Series 2009-14R-2A1	5.000%	06/26/37	421,574	424,883
Equity One ABS, Inc., Series 2002-4-AVI (1MO LIBOR + 58) (a)	1.817%	02/25/33	129,960	129,860
FRS, LLC, 144A, Series 2013-1A-A1	1.800%	04/15/43	96,138	95,653
Goldman Sachs Alternative Mortgage Products Trust, Series 2004-OPT-A4 (1MO LIBOR + 90) (a)	2.137%	11/25/34	132,858	133,373
Goldman Sachs Alternative Mortgage Products Trust, 144A, Series 2005-SEA2-A1 (1MO LIBOR + 35) (a)	1.677%	01/25/45	203,759	203,162
Goldman Sachs Mortgage Loan Trust, Series 2003-13-1A1 (a)	3.411%	10/25/33	137,611	141,663
Goldman Sachs Mortgage Loan Trust, Series 2004-10F-7A1	5.500%	09/25/34	91,242	92,510
Goldman Sachs Mortgage Loan Trust, Series 2005-5F-8A2 (1MO LIBOR + 50) (a)	1.737%	06/25/35	164,739	156,300
GSAA Home Equity Trust, Series 2004-11-2A1 (1MO LIBOR + 66) (a)	1.897%	12/25/34	347,396	349,866

FIRST WESTERN SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES - 44.1% (Continued)	Coupon	Maturity	Par Value	Value
Commercial - 23.8% (Continued)
GSR Mortgage Loan Trust, Series 2004-6F-4A1	5.000%	03/25/19	$17,204	$17,258
GSR Mortgage Loan Trust, Series 2003-7F-1A	5.250%	06/25/33	656,969	676,133
GSR Mortgage Loan Trust, Series 2005-AR6-1 (a)	3.325%	09/25/35	137,568	141,199
Harborview Mortgage Loan Trust, Series 2004-4-2A (1MO LIBOR + 56) (a)	1.797%	06/19/34	128,514	124,098
Impac CMB Trust, Series 2005-4-2A1 (1MO LIBOR + 60) (a)	1.927%	05/25/35	337,970	334,471
Impac CMB Trust, Series 2007-A-A (1MO LIBOR + 25) (a)	1.737%	05/25/37	396,709	388,907
JPMorgan Alternative Loan Trust, Series 2005-A2-1A1 (1MO LIBOR + 52) (a)	1.757%	01/25/36	668,259	660,780
JPMorgan Mortgage Trust, Series 2003-A1-4A5	3.077%	10/25/33	207,355	205,909
JPMorgan Mortgage Trust, 144A, Series 2017-2-A5 (a)	3.499%	05/25/47	905,641	918,165
JPMorgan Re-REMIC, 144A, Series 2010-8-1A5 (6MO LIBOR + 200) (a)	3.490%	06/26/45	1,000,000	994,342
Master Adjustable Rate Mortgages Trust, Series 2004-13-2A1 (a)	3.463%	04/21/34	447,724	457,917
Master Adjustable Rate Mortgages Trust, Series 2004-6-4A6 (a)	3.398%	07/25/34	582,163	586,272
Master Seasoned Securitization Trust, Series 2005-1-1A1 (a)	6.447%	09/25/32	859,339	931,498
MASTR Asset Alternative Loans Trust, Series 2003-1-2A1	6.500%	01/25/33	679,791	704,359
MASTR Asset Securitization Trust, Series 2004-8-3A1(a)	5.250%	08/25/19	181,162	183,662
MASTR Asset Securitization Trust, Series 2003-12-1A1	5.250%	12/25/24	189,493	192,025
MASTR Asset Securitization Trust, Series 2003-11-7A	5.250%	12/25/33	1,004,737	1,016,537
Merrill Lynch Credit Corporation Mortgage Investors, Inc., Series 2003-B-A1 (1MO LIBOR + 68) (a)	1.917%	04/25/28	127,176	122,361
Morgan Stanley Capital, Inc., Series 2004-SD2-A (1MO LIBOR + 90) (a)	2.137%	04/25/34	52,966	52,572

FIRST WESTERN SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES - 44.1% (Continued)	Coupon	Maturity	Par Value	Value
Commercial - 23.8% (Continued)
Mortgage IT Trust, Series 2004-2-M1 (1MO LIBOR + 82.5) (a)	2.062%	12/25/34	$384,715	$353,420
Nationstar Mortgage Loan Trust, 144A, Series 2013-A-A	3.750%	12/25/52	1,085,616	1,118,761
New Century Home Equity Loan Trust, Series 2005-A-A4W (b)	4.587%	08/25/35	793,056	823,217
New Residential Mortgage Loan Trust, 144A, Series 2017-3A-A1	4.000%	04/25/57	973,573	1,004,333
Option One Mortgage Loan Trust, Series 2005-1-A1A (1MO LIBOR + 50) (a)	1.737%	02/25/35	334,061	333,664
Orange Lake Timeshare Trust, 144A, Series 2012-AA-A(a)	3.450%	03/10/27	47,451	47,684
Provident Funding Mortgage Loan Trust, Series 2003-1-A (1YCMT + 275) (a)	3.287%	08/25/33	444,506	447,212
Provident Funding Mortgage Loan Trust, Series 2005-1-2A1 (a)	3.453%	05/25/35	230,287	225,030
Residential Asset Mortgage Products, Inc., Series 2004-RS12-AI6(a)	4.547%	12/25/34	789	791
Residential Asset Securities Corporation, Series 2003-KS10-AI6	4.540%	12/25/33	18,894	19,287
Sequoia Mortgage Trust, Series 2012-1-2A1	3.474%	01/25/42	446,412	449,025
Sequoia Mortgage Trust, Series 2012-4-A2 (a)	2.999%	09/25/42	139,139	137,796
Soundview Home Equity Loan Trust, Series 2003-2-A2 (1MO LIBOR + 130) (a)	2.627%	11/25/33	946,396	963,470
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-12-3A3 (a)	3.463%	09/25/34	193,415	192,948
Structured Asset Investment Loan Trust, Series 2003-BC9-3A2 (1MO LIBOR + 96) (a)	2.197%	08/25/33	331,948	333,477
Structured Asset Investment Loan Trust, Series 2003-BC9-3A3 (1MO LIBOR + 70) (a)	1.937%	08/25/33	119,870	120,207
Structured Asset Mortgage Investments, Inc., Series 2004-AR3-1A1 (1MO LIBOR + 60) (a)	1.837%	07/19/34	502,043	495,400
Structured Asset Securities Corporation, Series 2003-29-5A2	5.250%	09/25/33	180,730	182,274

FIRST WESTERN SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES - 44.1% (Continued)	Coupon	Maturity	Par Value	Value
Commercial - 23.8% (Continued)
Structured Asset Securities Corporation, Series 2003-34A-3A4 (1MO LIBOR + 36) (a)	3.451%	11/25/33	$398,515	$400,792
Structured Asset Securities Corporation, Series 2004-GEL3-A (1MO LIBOR + 96) (a)	2.197%	08/25/34	174,975	173,537
Vendee Mortgage Trust, Series 2010-1-DA	4.250%	02/15/35	500,679	508,609
Wa-Mu Mortgage Pass-Through Certificates, Series 2003-AR7-A7 (a)	3.126%	08/25/33	214,470	216,585
Wa-Mu Mortgage Pass-Through Certificates, Series 2003-AR8-A (a)	3.216%	08/25/33	295,568	299,124
Wa-Mu Mortgage Pass-Through Certificates, Series 2002-AR2-A (COF 11 + 125) (a)	1.982%	02/27/34	60,643	59,861
Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2003-MS3-2A1	5.250%	03/25/18	5,752	5,744
Wells Fargo Mortgage-Backed Securities, Series 2005-2-2A1	4.750%	04/25/20	77,763	78,765
Wells Fargo Mortgage-Backed Securities, Series 2003-K-1A2 (a)	3.566%	11/25/33	399,080	405,379
Wells Fargo Mortgage-Backed Securities, Series 2003-0-5A1 (a)	3.089%	01/25/34	456,400	468,546
Wells Fargo Mortgage-Backed Securities, Series 2004-K-2A12 (a)	3.467%	07/25/34	52,884	54,188
Wells Fargo Mortgage-Backed Securities, Series 2004-K-2A6 (a)	3.467%	07/25/34	1,274,439	1,305,861
Wells Fargo Mortgage-Backed Securities, Series 2005-AR10-2A2 (a)	3.369%	06/25/35	381,161	390,295
Wells Fargo Mortgage-Backed Securities, Series 2006-AR8-1A3 (a)	3.464%	04/25/36	274,056	271,650
Wendy's Funding, LLC, 144A, Series 2015-1A-A2I	3.371%	06/15/45	1,234,800	1,240,715
				30,872,827
Federal Home Loan Mortgage Corporation - 9.0%
FHLMC, Series 3970-HA	3.000%	02/15/26	267,771	271,089
FHLMC, Series 3810 NB	4.000%	12/15/28	625,000	644,160
FHLMC, Series 3861-A	4.500%	01/15/29	9	9
FHLMC, Series 2580-PY	4.000%	03/15/33	220,877	226,078
FHLMC, Series 4529-HA	3.000%	07/15/36	559,981	559,119
FHLMC, Series 3747-HK	2.500%	07/15/37	1,649,257	1,652,329
FHLMC, Series 3837-JA	4.000%	05/15/38	3,992	4,047

FIRST WESTERN SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES - 44.1% (Continued)	Coupon	Maturity	Par Value	Value
Federal Home Loan Mortgage Corporation - 9.0% (Continued)
FHLMC, Series 3687-CB	2.500%	11/15/38	$310,800	$311,904
FHLMC, Series 4348-ME	2.500%	06/15/39	484,592	485,267
FHLMC, Series 3597-LH	4.500%	07/15/39	585,315	613,241
FHLMC, Series 3919-BG	3.000%	08/15/39	1,410,387	1,425,297
FHLMC, Series 4532-YA	3.500%	10/15/41	575,204	585,295
FHLMC, Series 4417-HD	2.250%	11/15/41	701,548	695,870
FHLMC, Series 4312-GA	2.500%	12/15/41	426,137	421,419
FHLMC, Series 4526-PJ	3.000%	01/15/42	1,235,986	1,238,051
FHLMC, Series 3835-BA	4.000%	08/15/38	257,250	263,988
FHLMC, Series 4219-JA	3.500%	08/15/39	277,823	287,404
FHLMC, Series 4361-WA	3.500%	05/15/44	1,995,698	2,028,235
				11,712,802
Federal National Mortgage Association - 7.2%
FNMA, Series 2011-102-VA	3.500%	01/25/23	701,874	709,575
FNMA, Series 2003-48-TC	5.000%	06/25/23	125,544	130,784
FNMA, Series 2011-59 NV	5.500%	02/25/24	54,560	54,598
FNMA, Series 2010-112-CY	4.000%	10/25/25	767,217	796,251
FNMA, Series 2005-80-BA	5.000%	04/25/29	272,302	288,804
FNMA, Series 2004-9-DH	4.000%	06/25/33	34,818	35,112
FNMA, Series 2005-109PC	6.000%	12/25/35	275,144	300,722
FNMA, Series 2008-17-PA	4.500%	10/25/37	432,420	455,795
FNMA, Series 2008-49-PA	5.000%	04/25/38	368,868	392,725
FNMA, Series 2010-152-DA	3.000%	05/25/39	233,705	236,328
FNMA, Series 2011-15-W (a)	3.515%	06/25/39	341,518	348,696
FNMA, Series 2009-94-DA	4.500%	10/25/39	912,055	962,647
FNMA, Series 2010-135-EA	3.000%	01/25/40	674,872	681,969
FNMA, Series 2010-109-N	3.000%	10/25/40	616,919	623,117
FNMA, Series 2012-102-PA	4.500%	03/25/41	272,659	281,200
FNMA, Series 2015-55-QA	3.500%	10/25/42	836,151	849,720
FNMA, Series 2012-136-PD	2.500%	11/25/42	426,660	426,590
FNMA, Series 2014-80-KA	2.000%	03/25/44	405,567	387,529
FNMA, Series 2015-27-MB	2.000%	10/25/44	1,477,122	1,430,490
				9,392,652
Government National Mortgage Association - 3.9%
GNMA, Pool #GN615735	5.000%	07/15/23	211,961	231,875
GNMA, Series 2011-82-EH	2.000%	09/20/38	324,103	322,953
GNMA, Series 2010-10-NH	4.000%	12/20/38	161,022	165,341
GNMA, Series 2010-53-PA	4.000%	04/20/39	445,515	456,438

FIRST WESTERN SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES - 44.1% (Continued)	Coupon	Maturity	Par Value	Value
Government National Mortgage Association - 3.9% (Continued)
GNMA, Series 2010-115-HW	3.500%	05/20/39	$156,074	$157,878
GNMA, Series 2012-10-LD	3.000%	07/20/40	461,389	470,681
GNMA, Series 2011-159-EA	4.000%	10/20/40	300	300
GNMA, Series 2015-18-PA	3.000%	04/20/43	983,778	1,000,106
GNMA, Series 2014-184-ED	3.000%	12/20/43	848,280	846,010
GNMA, Series 2011-26-PA	4.000%	07/20/40	942,681	973,774
GNMA, Series 2010-144PA	3.000%	09/16/40	421,445	427,281
				5,052,637
Small Business Administration - 0.2%
SBA, Series 2002-20K	5.080%	11/01/22	80,931	84,323
SBA, Series 2007-20K-1	5.510%	11/01/27	113,273	120,790
				205,113

Total Mortgage-Backed Securities (Cost $57,366,568)				$57,236,031

MUNICIPAL BONDS - 3.5%	Coupon	Maturity	Par Value	Value
ABAG California Finance Authority for Nonprofit Corporations, Series 2017-B, Revenue Bond	2.250%	09/02/20	$840,000	$832,213
City of Las Vegas, Nevada	7.750%	09/01/29	1,230,000	1,349,027
Contra Costa County California Redevelopment Agency Tax Allocation, Series B	1.750%	08/01/20	750,000	740,318
New Jersey State Economic Development Authority, Revenue Bond	3.882%	06/15/19	1,120,000	1,135,658
San Francisco City & County Redevelopment Agency, Revenue Bond	2.193%	08/01/19	495,000	493,975
Total Municipal Bonds (Cost $4,560,079)				$4,551,191

ASSET-BACKED SECURITIES - 1.3%	Coupon	Maturity	Par Value	Value
DB Master Finance, LLC, 144A, Series 2015-1A-A2II	3.980%	02/20/45	$1,317,738	$1,341,088
Domino's Pizza Master Issuer, LLC, 144A, Series 2015-1A	3.484%	10/25/45	320,125	322,174
Total Asset-Backed Securities (Cost $1,679,596)				$1,663,262

FIRST WESTERN SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 47.4%	Coupon	Maturity	Par Value	Value
Consumer Discretionary - 4.2%
AutoNation, Inc.	5.500%	02/01/20	$1,140,000	$1,207,674
Choice Hotel International, Inc.	5.700%	08/28/20	780,000	840,450
D.R. Horton, Inc.	4.000%	02/15/20	1,000,000	1,029,389
Hyatt Hotels Corporation, 144A	6.875%	08/15/19	1,000,000	1,071,051
International Game Technology	5.500%	06/15/20	500,000	530,000
QVC, Inc.	3.125%	04/01/19	741,000	745,604
				5,424,168
Consumer Staples - 0.7%
Constellation Brands, Inc.	2.250%	11/06/20	975,000	967,341

Energy - 4.4%
Columbia Pipeline Group, Inc.	3.300%	06/01/20	929,000	943,971
Enable Midstream Partners, L.P.	2.400%	05/15/19	223,000	221,755
EnLink Midstream Partners, L.P.	2.700%	04/01/19	900,000	898,635
EQT Corporation	8.125%	06/01/19	1,003,000	1,086,343
Kinder Morgan, Inc.	5.300%	09/15/20	1,045,000	1,116,000
Magellan Midstream Partners, L.P.	6.550%	07/15/19	593,000	631,420
Spectra Energy Capital	5.650%	03/01/20	25,000	26,450
Spectra Energy Capital, LLC	6.200%	04/15/18	715,000	725,526
				5,650,100
Financials - 19.0%
Air Lease Corporation	2.125%	01/15/20	845,000	840,077
Aircastle Ltd.	7.625%	04/15/20	500,000	548,750
Ally Financial, Inc.	4.125%	03/30/20	655,000	674,447
Ameriprise Financial, Inc.	7.300%	06/28/19	760,000	818,179
Ares Capital Corporation	3.875%	01/15/20	1,210,000	1,232,714
Aspen Insurance Holdings Ltd.	6.000%	12/15/20	910,000	983,458
Aviation Capital Group Corporation, 144A	7.125%	10/15/20	775,000	867,635
Bank of America Corporation	2.151%	11/09/20	1,250,000	1,240,298
Bank One Corporation (b)	8.530%	03/01/19	450,000	483,107
Citigroup, Inc.	2.650%	10/26/20	1,000,000	1,003,538
Citizens Bank, N.A.	2.250%	10/30/20	545,000	541,146
Discover Financial Services	10.250%	07/15/19	500,000	556,064
Fairfax Financial Holdings Ltd.	7.375%	04/15/18	550,000	560,171
Fidelity National Information Services, Inc.	3.625%	10/15/20	1,000,000	1,028,629
First Horizon National Corporation	3.500%	12/15/20	720,000	735,108
First Tennessee Bank, N.A.	2.950%	12/01/19	300,000	302,027
Goldman Sachs Group, Inc.	2.600%	04/23/20	1,000,000	1,002,243
Icahn Enterprises, L.P.	6.000%	08/01/20	790,000	813,700
International Lease Finance Corporation	6.250%	05/15/19	750,000	789,318
JPMorgan Chase & Company	6.300%	04/23/19	500,000	528,021
Legg Mason, Inc.	2.700%	07/15/19	1,185,000	1,192,703
Morgan Stanley	2.800%	06/16/20	750,000	756,746

FIRST WESTERN SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 47.4% (Continued)	Coupon	Maturity	Par Value	Value
Financials - 19.0% (Continued)
Oaktree Capital Management, L.P., 144A	6.750%	12/02/19	$975,000	$1,049,521
Park Aerospace Holdings Ltd., 144A	3.625%	03/15/21	700,000	686,000
Protective Life Corporation	7.375%	10/15/19	1,000,000	1,090,130
Standard Chartered plc, 144A	2.100%	08/19/19	1,000,000	994,233
SVB Financial Group	5.375%	09/15/20	807,000	864,325
Synchrony Financial	2.600%	01/15/19	750,000	752,462
TIAA-CREF Asset Management Finance Company, LLC, 144A	2.950%	11/01/19	765,000	772,986
Wells Fargo & Company	2.150%	01/30/20	1,000,000	997,090
				24,704,826
Health Care - 3.3%
Allergan Funding SCS	3.000%	03/12/20	1,295,000	1,306,764
Fresenius Medical Care U.S. Finance II, Inc., 144A	5.625%	07/31/19	535,000	561,641
Fresenius Medical Care U.S. Finance II, Inc., 144A	4.125%	10/15/20	500,000	517,400
HCA, Inc.	4.250%	10/15/19	500,000	513,125
Humana, Inc.	7.200%	06/15/18	718,000	737,737
McLaren Health Care Corporation	1.964%	05/15/18	600,000	598,687
				4,235,354
Industrials - 4.0%
Air Canada Pass-Through Certificates, 144A, Series 2015-1C	5.000%	09/15/20	425,000	436,156
America West Airlines Pass-Through Certificates, Series 1999-1G	7.930%	07/02/20	344,440	353,913
America West Airlines Pass-Through Certificates, Series 2000-1G	8.057%	07/02/20	25,184	28,332
American Airlines Group Pass-Through Certificates, 144A, Series 2013-1B	5.625%	01/15/21	940,890	990,287
Continental Airlines Pass-Through Certificates, Series 1998-3A1	6.820%	05/01/18	15,731	15,889
Continental Airlines Pass-Through Certificates, Series 2000-1A1	8.048%	11/01/20	72,481	79,820
Continental Airlines Pass-Through Certificates, Series 2009-2A	7.250%	05/10/21	951,445	1,033,517
Continental Airlines Pass-Through Certificates, Series 2000-2A1	7.707%	10/02/22	24,205	26,640
Continental Airlines Pass-Through Certificates, Series 2001-1A1	6.703%	12/15/22	103,047	111,291
Delta Air Lines Pass-Through Certificates, Series 2009-1A	7.750%	12/17/19	242,851	262,789
Delta Air Lines, Inc.	2.875%	03/13/20	410,000	412,793

FIRST WESTERN SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 47.4% (Continued)	Coupon	Maturity	Par Value	Value
Industrials - 4.0% (Continued)
Ryder Systems, Inc.	2.875%	09/01/20	$1,100,000	$1,109,003
US Airways Pass-Through Certificates, Series 2001-1G	7.076%	03/20/21	369,135	394,052
				5,254,482
Information Technology - 4.5%
Autodesk, Inc.	3.125%	06/15/20	1,025,000	1,040,896
Baidu, Inc.	3.000%	06/30/20	765,000	769,868
Broadcom Corporation, 144A	2.375%	01/15/20	1,000,000	990,712
CA, Inc.	5.375%	12/01/19	1,014,000	1,067,396
Dell, Inc., 144A	3.480%	06/01/19	870,000	881,106
Juniper Networks, Inc.	3.125%	02/26/19	1,015,000	1,024,739
				5,774,717
Materials - 1.4%
E.I. du Pont de Nemours and Company	2.200%	05/01/20	400,000	399,119
Georgia-Pacific, LLC, 144A	2.539%	11/15/19	880,000	884,493
LyondellBasell Industries N.V.	5.000%	04/15/19	502,000	516,626
				1,800,238
Real Estate - 1.3%
American Campus Communities, Inc.	3.350%	10/01/20	665,000	678,857
Digital Realty Trust, L.P.	5.875%	02/01/20	937,000	997,857
				1,676,714
Telecommunication Services - 4.6%
American Tower Corporation	3.400%	02/15/19	525,000	531,124
American Tower Corporation	2.800%	06/01/20	535,000	539,067
AT&T, Inc.	5.200%	03/15/20	1,025,000	1,085,770
Crown Castle Towers, LLC, 144A	4.883%	08/15/40	1,200,000	1,262,452
Grupo Televisa, S.A.B.	6.000%	05/15/18	1,100,000	1,118,897
SBA Tower Trust, 144A	2.240%	04/15/43	215,000	215,034
Sprint Spectrum, L.P., 144A	3.360%	03/20/23	1,250,000	1,259,750
				6,012,094

Total Corporate Bonds (Cost $61,598,163)				$61,500,034

FIRST WESTERN SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 3.2%	Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Shares, 0.98% (c) (Cost $4,129,311)	4,129,311	$4,129,311

Total Investments at Value - 100.8% (Cost $131,034,784)		$130,766,794

Liabilities in Excess of Other Assets - (0.8%)		(1,082,261)

Net Assets - 100.0%		$129,684,533

144A -
This is a restricted security that was sold in a transaction under Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $22,721,079 at November 30, 2017, representing 17.5% of net assets (Note 6).

(a)
Variable rate security. The rate shown is the effective interest rate as of November 30, 2017. The benchmark on which the rate is calculated is shown parenthetically; otherwise, the rate fluctuations may be based on index changes, prepayment of underlying positions and/or other variables.

(b)	Step coupon.
(c)	The rate shown is the 7-day effective yield as of November 30, 2017.

1YCMT – Weekly average yield on U.S. Treasury note adjusted to constant maturity of 1 year
COF 11 – Cost of funds for the 11th District of San Francisco
H15T1Y – U.S. Treasury yield curve rate for U.S. Treasury note with a constant maturity of 1 year
LIBOR – London interbank offered rate

See accompanying notes to Schedules of Investments.

FIRST WESTERN SHORT DURATION HIGH YIELD CREDIT FUND
SCHEDULE OF INVESTMENTS
November 30, 2017 (Unaudited)

CORPORATE BONDS - 97.8%	Coupon	Maturity	Par Value	Value
Consumer Discretionary - 17.7%
APX Group Holdings, Inc.	8.750%	12/01/20	$700,000	$714,665
Ashton Woods USA, LLC, 144A	6.875%	02/15/21	700,000	715,750
AV Homes, Inc.	6.625%	05/15/22	700,000	732,403
Beazer Homes USA, Inc.	8.750%	03/15/22	683,000	748,739
CEC Entertainment, Inc.	8.000%	02/15/22	700,000	668,500
International Game Technology	5.500%	06/15/20	500,000	530,000
Jack Ohio Finance, LLC, 144A	6.750%	11/15/21	650,000	686,563
Jo-Ann Stores Holdings, Inc., 144A	9.750%	10/15/19	250,000	242,500
KB Home	7.500%	09/15/22	655,000	751,612
Lennar Corporation	4.125%	01/15/22	350,000	357,875
MGM Resorts International	6.625%	12/15/21	520,000	578,495
NCL Corporation Ltd., 144A	4.750%	12/15/21	600,000	621,000
Rivers Pittsburgh, L.P., 144A	6.125%	08/15/21	700,000	703,500
Weekly Homes, LLC	6.000%	02/01/23	650,000	646,750
				8,698,352
Consumer Staples - 2.4%
Ingles Markets, Inc.	5.750%	06/15/23	700,000	693,000
Wells Enterprises, Inc., 144A	6.750%	02/01/20	467,000	476,924
				1,169,924
Energy - 16.1%
Crestwood Midstream Partners, L.P.	6.250%	04/01/23	700,000	724,500
Enviva Partners, L.P.	8.500%	11/02/21	600,000	640,500
Genesis Energy, L.P.	6.750%	08/01/22	700,000	723,415
Natural Resource Partners, L.P.	10.500%	03/15/22	698,000	739,880
Newfield Exploration Company	5.750%	01/30/22	600,000	641,250
Oasis Petroleum, Inc.	6.875%	01/15/23	600,000	611,250
Peabody Securities Finance Corporation, 144A	6.000%	03/31/22	575,000	591,531
Rose Rock Midstream, L.P.	5.625%	07/15/22	700,000	694,750
Shelf Drilling Holdings Ltd., 144A	9.500%	11/02/20	600,000	609,000
SM Energy Company	6.500%	11/15/21	600,000	604,500
Ultra Resources, Inc., 144A	6.875%	04/15/22	700,000	706,650
Unit Corporation	6.625%	05/15/21	600,000	601,500
				7,888,726
Financials - 20.1%
Ally Financial, Inc.	4.625%	05/19/22	600,000	631,500
Credit Acceptance Corporation	6.125%	02/15/21	650,000	658,938
CURO Financial Technologies Corporation, 144A	12.000%	03/01/22	615,000	676,500
Drawbridge Special Opportunities Fund, L.P., 144A	5.000%	08/01/21	700,000	723,643
Fly Leasing Ltd.	6.375%	10/15/21	550,000	574,063

FIRST WESTERN SHORT DURATION HIGH YIELD CREDIT FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 97.8% (Continued)	Coupon	Maturity	Par Value	Value
Financials - 20.1% (Continued)
goeasy Ltd., 144A	7.875%	11/01/22	$610,000	$635,162
Hub International Ltd., 144A	7.875%	10/01/21	635,000	660,400
Icahn Enterprises, L.P.	6.250%	02/01/22	600,000	624,000
iStar, Inc.	6.000%	04/01/22	700,000	725,375
Jefferies Finance, LLC	6.875%	04/15/22	605,000	614,831
Ladder Capital Finance Holdings, LLLP, 144A	5.875%	08/01/21	610,000	625,250
NewStar Financial, Inc.	7.250%	05/01/20	700,000	726,250
Park Aerospace Holdings Ltd., 144A	4.500%	03/15/23	700,000	679,000
Prospect Capital Corporation	4.950%	07/15/22	700,000	688,187
Stearns Holdings, LLC, 144A	9.375%	08/15/20	615,000	640,369
				9,883,468
Health Care - 11.1%
Community Health Systems, Inc.	6.875%	02/01/22	515,000	310,287
Extraction Oil & Gas Holdings, LLC, 144A	7.875%	07/15/21	600,000	634,500
Halyard Health, Inc.	6.250%	10/15/22	583,000	607,777
HCA, Inc.	6.250%	02/15/21	600,000	642,750
Kindred Healthcare, Inc.	6.375%	04/15/22	500,000	472,500
Kinetic Concepts, Inc., 144A	12.500%	11/01/21	605,000	674,575
Mallinckrodt Finance S.B., 144A	5.750%	08/01/22	500,000	461,250
Select Medical Corporation	6.375%	06/01/21	550,000	564,438
Tenet Healthcare Corporation, 144A	8.125%	04/01/22	500,000	495,000
Universal Hospital Services, Inc.	7.625%	08/15/20	600,000	601,680
				5,464,757
Industrials - 6.1%
Air Canada Pass-Through Certificates, 144A, Series 2015-1C	5.000%	09/15/20	550,000	564,438
CBC Ammo, LLC/CBC FinCo, Inc.	7.250%	11/15/21	650,000	674,375
GFL Environmental, Inc., 144A	5.625%	05/01/22	615,000	633,450
Shape Technologies Group, 144A	7.625%	02/01/20	550,000	562,375
XPO Logistics, Inc., 144A	6.500%	06/15/22	525,000	548,625
				2,983,263
Information Technology - 4.8%
BCP Singapore VI Cayman Financing Company, 144A	8.000%	04/15/21	400,000	422,000
Dell, Inc., 144A	5.875%	06/15/21	550,000	572,003
DynCorp International, Inc.	10.375%	11/30/20	675,000	713,812
Everi Payments, Inc.	10.000%	01/15/22	600,000	649,920
				2,357,735

FIRST WESTERN SHORT DURATION HIGH YIELD CREDIT FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 97.8% (Continued)	Coupon	Maturity	Par Value	Value
Materials - 8.1%
Ardagh Packaging Finance plc, 144A	4.250%	09/15/22	$600,000	$613,425
Commerical Metals Company	4.875%	05/15/23	600,000	616,500
FBM Finance, Inc., 144A	8.250%	08/15/21	650,000	693,875
First Quantum Minerals Ltd., 144A	7.250%	05/15/22	700,000	726,250
Mercer International, Inc.	7.750%	12/01/22	550,000	583,000
Northwest Acquisitions ULC/Dominion Finco, Inc., 144A	7.125%	11/01/22	700,000	722,750
				3,955,800
Telecommunication Services - 11.4%
Cablevision Systems Corporation	5.875%	09/15/22	600,000	594,000
Cequel Communications Holdings I, LLC, 144A	5.125%	12/15/21	600,000	602,250
Clear Channel International BV, 144A	8.750%	12/15/20	600,000	619,500
Digicel Group Ltd., 144A	8.250%	09/30/20	700,000	674,450
Frontier Communications Corporation	8.750%	04/15/22	700,000	521,500
Hughes Satellite Systems Corporation	7.625%	06/15/21	500,000	553,125
Radio One, Inc., 144A	7.375%	04/15/22	700,000	689,500
SBA Communications Corporation, 144A	4.000%	10/01/22	600,000	603,000
Tribune Media Company	5.875%	07/15/22	700,000	714,000
				5,571,325

Total Corporate Bonds (Cost $47,505,156)				$47,973,350

FIRST WESTERN SHORT DURATION HIGH YIELD CREDIT FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 0.8%	Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Shares, 0.98% (a) (Cost $392,772)	392,772	$392,772

Total Investments at Value - 98.6% (Cost $47,897,928)		$48,366,122

Other Assets in Excess of Liabilities - 1.4%		693,409

Net Assets - 100.0%		$49,059,531

144A -
This is a restricted security that was sold in a transaction under Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $21,506,958 at November 30, 2017, representing 43.8% of net assets (Note 6).

(a)	The rate shown is the 7-day effective yield as of November 30, 2017.

See accompanying notes to Schedules of Investments.

FIRST WESTERN FUNDS TRUST
NOTES TO SCHEDULES OF INVESTMENTS
November 30, 2017 (Unaudited)

1. Securities Valuation

The securities of First Western Fixed Income Fund, First Western Short Duration Bond Fund and First Western Short Duration High Yield Credit Fund (individually, a “Fund,” and collectively, the “Funds”) are generally valued using prices provided by an independent pricing service approved by the Funds’ Board of Trustees (the “Board”). The independent pricing service uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining these prices. The methods used by the independent pricing service and the quality of valuations so established are reviewed by First Western Capital Management Company (the Funds’ investment adviser) under the general supervision of the Board.

In the event that market prices are not readily available or are considered unreliable due to market or other events, the Funds value their securities and other assets at fair value using procedures approved by the Board. Investments in registered investment companies are reported at their respective net asset values as reported by those companies.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs

Level 3 – significant unobservable inputs

Fixed income securities held by the Funds are classified as Level 2 since values are typically provided by an independent pricing service that utilizes various “other significant observable inputs,” including benchmark yields, reported trades, broker dealer quotes, issuer spreads, benchmark securities, bids, offers, reference data and industry and market events. The inputs or methodology used are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Funds’ investments as of November 30, 2017:

First Western Fixed Income Fund:	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$-	$5,120,470	$-	$5,120,470
U.S. Government Agency Obligations	-	2,357,711	-	2,357,711
Mortgage-Backed Securities	-	24,706,580	-	24,706,580
Municipal Bonds	-	1,621,345	-	1,621,345
Asset-Backed Securities	-	1,411,666	-	1,411,666
Corporate Bonds	-	26,334,792	-	26,334,792
Money Market Funds	1,888,706	-	-	1,888,706
Total	$1,888,706	$61,552,564	$-	$63,441,270

First Western Short Duration Bond Fund:	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$-	$1,686,965	$-	$1,686,965
Mortgage-Backed Securities	-	57,236,031	-	57,236,031
Municipal Bonds	-	4,551,191	-	4,551,191
Asset-Backed Securities	-	1,663,262	-	1,663,262
Corporate Bonds	-	61,500,034	-	61,500,034
Money Market Funds	4,129,311	-	-	4,129,311
Total	$4,129,311	$126,637,483	$-	$130,766,794

FIRST WESTERN FUNDS TRUST
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

First Western Short Duration High Yield Credit Fund:	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$47,973,350	$-	$47,973,350
Money Market Funds	392,772	-	-	392,772
Total	$392,772	$47,973,350	$-	$48,366,122

As of November 30, 2017, the Funds did not have any transfers into or out of any Level. In addition, the Funds did not hold derivative instruments or assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of November 30, 2017. It is the Funds’ policy to recognize transfers into or out of any Level at the end of the reporting period.

2. Investment Transactions

Investment transactions are accounted for on trade date. Realized gains and losses on securities sold are determined on a specific identification basis.

3. Federal Income Tax Information

The following information is computed on a tax basis for each item as of November 30, 2017:

			First Western
	First Western	First Western	Short Duration
	Fixed Income	Short Duration	High Yield
	Fund	Bond Fund	Credit Fund

Cost of portfolio investments	$62,928,070	$131,036,046	$47,897,928
Gross unrealized appreciation	$871,304	$443,177	$992,230
Gross unrealized depreciation	(358,104)	(712,429)	(524,036)
Net unrealized appreciation (depreciation)	$513,200	$(269,252)	$468,194

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost for First Western Short Duration Bond is due to certain timing differences in the recognition of capital losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

FIRST WESTERN FUNDS TRUST
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

4. Risks Associated with Mortgage-Backed Securities

First Western Fixed Income Fund and First Western Short Duration Bond Fund have each adopted a fundamental policy to concentrate its investments in mortgage-backed securities. This means each Fund will invest at least 25% of its total assets in agency and non-agency mortgage-backed securities. The Funds’ investments in mortgage-backed securities are subject to prepayment risk, especially when interest rates decline. Prepayment risk is the risk that the principal on mortgage-backed securities, other asset-backed securities or any fixed-income security with an embedded call option may be prepaid at any time, which could reduce yield and market value. This could reduce the effective maturity of a mortgage-backed security and cause the Funds to reinvest their assets at a lower prevailing interest rate. Mortgage-backed securities are also subject to extension risk, which is the risk that rising interest rates will increase the effective maturity of mortgage-backed securities due to the deceleration of prepayments. Mortgage-backed securities may also be subject to risks unique to the housing industry, including mortgage lending practices, defaults, foreclosures and changes in real estate values. The Funds’ investments in collateralized mortgage obligations are subject to default risk, prepayment and extension risk and market risk when interest rates rise. As a result of each Fund’s policy to concentrate in mortgage-backed securities, the Funds will be subject to the risks associated with these securities to a greater degree than a Fund that does not concentrate in mortgage-backed securities. As of November 30, 2017, First Western Fixed Income Fund and First Western Short Duration Bond Fund had 38.7% and 44.1%, respectively, of the value of their net assets invested in mortgage-backed securities.

5. Risks Associated with Lower Rated Debt Securities

First Western Short Duration High Yield Credit Fund invests primarily in lower-rated debt securities (commonly called “junk” bonds). These securities are often considered to be speculative and involve greater risk of default or price changes than higher-rated securities due to changes in the issuer’s creditworthiness. Prices of lower-rated securities have been found to be less sensitive to interest rate changes and more sensitive to adverse economic changes and individual corporate developments than more highly rated investments. An economic downturn tends to disrupt the market for lower-rated securities and adversely affect their values. Such an economic downturn may be expected to result in increased defaults by the issuers of such securities. Securities rated below Baa by Moody’s Investors Service, Inc. or BBB by Standards & Poor’s or Fitch Ratings are generally considered to be “junk” bonds.

6. Risks Associated with Rule 144A Securities

Rule 144A securities are restricted securities that are exempt from registration under the Securities Act of 1933, as amended and the rules thereunder, and may have legal restrictions on resale. Under Rule 144A, these privately placed securities may be resold to qualified institutional buyers (“QIBs”), subject to certain conditions. An insufficient number of QIBs interested in purchasing Rule 144A securities at a particular time could adversely affect the marketability of the securities and a Fund might be unable to dispose of the securities promptly or at a reasonable price. As of November 30, 2017, First Western Short Duration High Yield Credit Fund had 43.8% of the value of its net assets invested in Rule 144A securities.

Item 2.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The First Western Funds Trust

By (Signature and Title)*		/s/ Debbie Silversmith
Debbie Silversmith, President

Date	January 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Debbie Silversmith
Debbie Silversmith, President

Date	January 24, 2018

By (Signature and Title)*		/s/ Theresa M. Bridge
Theresa M. Bridge, Treasurer

Date	January 24, 2018

*	Print the name and title of each signing officer under his or her signature.